U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.	Name and address of issuer:		Mutual Fund Series Trust
						80 Arkay Dr. Suite 110
						Hauppauge, NY 11788

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Catalyst Small-Cap Insider Buying Fund, Series # S000012457
      Class A, Class # C000033860
      Class C, Class # C000033861
      Class I, Class # C000075434
Catalyst/SMH High Income Fund, Series # S000022377
      Class A, Class # C000064375
      Class C, Class # C000064376
      Class I, Class # C000128969
Catalyst/SMH Total Return Income Fund, Series # S000022378
      Class A, Class # C000064377
      Class C, Class # C000064378
      Class I, Class # C000128970
Catalyst/Groesbeck Growth of Income Fund, Series # S000027215
      Class A, Class # C000082156
      Class C, Class # C000082157
      Class I, Class # C000092592
Catalyst Insider Buying Fund, Series # S000033417
      Class A, Class # C000102754
      Class C, Class # C000102755
      Class I, Class # C000142548
Catalyst/MAP Global Equity Fund, Series # S000033420
      Class A, Class # C000102760
      Class C, Class # C000102761
      Class I, Class # C000142550
Catalyst/MAP Global Balanced Fund, Series # S000033419
      Class A, Class # C000102758
      Class C, Class # C000102759
      Class I, Class # C000142549
Catalyst Dynamic Alpha Fund, Series # S000035242
      Class A, Class # C000108407
      Class C, Class # C000108408
      Class I, Class # C000142551
Catalyst/Lyons Tactical Allocation Fund, Series # S000036624
      Class A, Class # C000111981
      Class C, Class # C000111982
      Class I, Class # C000142553
Catalyst/CIFC Floating Rate Income Fund, Series # S000039512
      Class A, Class # C000121700
      Class C, Class # C000121701
      Class I, Class # C000121702
Catalyst Hedged Futures Strategy Fund, Series # S000041894
      Class A, Class # C000130114
      Class C, Class # C000130115
      Class I, Class # C000130116
Catalyst Exceed Defined Risk Fund, Series # S000036625
      Class A, Class # C000111983
      Class C, Class # C000111984
      Class I, Class # C000142554
Catalyst Buyback Strategy Fund, Series # S000043482
      Class A, Class # C000134860
      Class C, Class # C000134861
      Class I, Class # C000134862
Catalyst Insider Income Fund, Series # S000045921
      Class A, Class # C000143109
      Class C, Class # C000143110
      Class I, Class # C000143111
Catalyst Systematic Alpha Fund, Series # S000045922
      Class A, Class # C000143112
      Class C, Class # C000143113
      Class I, Class # C000143114
Catalyst/Stone Beach Income Opportunity Fund, Series # S000045923
      Class A, Class # C000143115
      Class C, Class # C000143116
      Class I, Class # C000143117
Catalyst MLP & Infrastructure Fund, Series # S000045781
      Class A, Class # C000142728
      Class C, Class # C000142729
      Class I, Class # C000142730
Catalyst Multi Strategy Fund, Series # S000050218
      Class A, Class # C000158513
      Class C, Class # C000158514
      Class I, Class # C000158515
Catalyst IPOx Allocation Fund, Series # S000050258
      Class A, Class # C000158685
      Class C, Class # C000158686
      Class I, Class # C000158687
Catalyst Hedge Commodity Strategy Fund, Series # S000050259
      Class A, Class # C000158688
      Class C, Class # C000158689
      Class I, Class # C000158690
Catalyst/Millburn Hedge Strategy Fund, Series # S000052043
      Class A, Class # C000163769
      Class C, Class # C000163770
      Class I, Class # C000163771
Catalyst Exceed Defined Shield Fund, Series # S000058618
      Class A, Class # C000192548
      Class C, Class # C000192549
      Class I, Class # C000192550
Catalyst Enhanced Income Strategy Fund. Series # S000063591
      Class A, Class # C000206025
      Class C, Class # C000206026
      Class I, Class # C000206024
Eventide Gilead Fund, Series # S000022598
      Retail Class, Class # C000065340
      Class A, Class # C000080457
      Class C, Class # C000080458
      Institutional Class, Class # C000080459
Eventide Healthcare & Life Sciences Fund, Series # S000039514
      Retail Class, Class # C000121709
      Class A, Class # C000121707
      Class C, Class # C000121708
      Institutional Class, Class # C000121710
Eventide Multi Asset Income Fund, Series # S000049985
      Retail Class, Class # C000157838
      Class A, Class # C000157835
      Class C, Class # C000157836
      Institutional Class, Class C000157837
Eventide Global Dividend Opportunities Fund, Series # S000059102
      Retail Class, Class # C000193767
      Class A, Class # C000193764
      Class C, Class # C000193765
      Institutional Class, Class C000193766
Eventide Limited-Term Bond Fund, Series # S000062486
      Class A, Class # C000202730
      Class C, Class # C000202731
      Class I, Class # C000202732
      Class N, Class # C000202733
Day Hagan Tactical Allocation Fund of ETFs, Series # S000026891
      Class A, Class # C000080932
      Class C, Class # C000080933
      Class I, Class # C000141895
Day Hagan Tactical Dividend Fund, Series # S000045618
      Class A, Class # C000141892
      Class C, Class # C000141893
      Class I, Class # C000141894


3.	Investment Company Act File Number:	811-21872

	Securities Act File Number:	333-132541

4(a)	Last day of fiscal year for which this notice is filed:
					            June 30, 2019

4(b)	Check box if this notice is being filed late (i.e., more
      than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)


        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	Check box if this is the last time issuer will be filing
 	this form.

5. Calculation of registration fee:


(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):               $5,002,302,908
(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	             $3,722,012,116

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	                     $          0


(iv) Total available redemption credits
(add Items 5(ii)and 5(iii):	                     $3,722,012,116

(v) Net sales - If Item 5(i) is greater than
 Item 5(iv)[subtract Item 5(iv) from Item 5(i)]      $1,280,290,792

(vi) Redemption credits available for use
in future years.
- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:			     $          0


(vii) Multiplier for determining registration fee (See
Instruction C.9): 			             X 0.0001212

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" of no fee is due):  	       =     $ 155,171.24
6. Prepaid Shares

   If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0______. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:____0______


7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):             +  $       0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                = $ 155,171.24


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

 [X]     Wire Transfer

 [ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Erik Naviloff, Treasurer

	Date	September 25, 2019

	 *Please print the name and title of the signing officer below the signature.